Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Other Current Assets [Abstract]
Other receivables	$ 9,900	$ 9,679	$ 12,071	$ 112,865
Other tax receivables			306,248
Other current assets	$ 9,900	$ 9,679	$ 318,319	$ 112,865